[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

March 18, 2011

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811-21613
1933 Act Registration Numbers: 333-118136 and 333-120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 25, 2011
American Century Variable Portfolios, Inc.	0000814680	February 23, 2011
Dreyfus Investment Portfolios	0001056707	February 17, 2011
Dreyfus Variable Investment Fund	0000813383	February 16, 2011
Franklin Templeton Variable Insurance Products Trust	0000837274	March 3, 2011
Janus Aspen Series	0000906185	February 28, 2011
Legg Mason Partners Variable Equity Trust	0001176343	February 24, 2011 February 25, 2011
Legg Mason Partners Variable Income Trust	0000874835	February 25, 2011
MFS® Variable Insurance Trust	0000918571	March 2, 2011
Neuberger Berman Advisers Management Trust	0000736913	March 2, 2011
Northern Lights Variable Trust	0001352621	March 11, 2011
Oppenheimer Variable Account Funds	0000752737	February 24, 2011

Securities and Exchange Commission
March 18, 2011
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
PIMCO Variable Insurance Trust	0001047304	March 3, 2011
Royce Capital Fund	0001006387	February 28, 2011
Rydex Variable Trust	0001064046	March 10, 2011
SBL Fund	0000217087	March 10, 2011
The Universal Institutional Funds, Inc.	0001011378	March 10, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel
First Security Benefit Life Insurance
   and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573